RIGHT-OF-USE ASSETS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short-term leases	$ 27,359,000	$ 60,869,000	$ 90,763,000
Expense relating to leases of low-value assets	104,000	82,000	58,000
Expense relating to variable lease payments	$ 285,000	$ 8,197,000	$ 11,532,000
Office and residential property [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year
Office and residential property [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	4 years
Ships [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	2 years
Ships [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years
Ship equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	2 years
Ship equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years